Cover	Nov. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity File Number	333-253037
Entity Registrant Name	IMPACT BIOMEDICAL INC.
Entity Central Index Key	0001834105
Entity Tax Identification Number	85-3926944
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1400 Broadfield Blvd.
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	(585)
Local Phone Number	325-3610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Entity Emerging Growth Company	false